Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	4 years
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	25 years
Development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Port facilities usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	4 years
Port facilities usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	75 years
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	15 years